SCHEDULE OF DERIVATIVE LIABILITY (Details)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Conversion feature		$ 2,121,000
Conversion feature, issued	$ 680,000
Measurement Input, Share Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liabilities measurement input		0.0052
Dividend Yield	0.0168
Measurement Input, Exercise Price [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liabilities measurement input		0.0039
Dividend Yield	0.0082
Measurement Input, Expected Term [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Expected Life (Years), issued	1 year
Expected Life (Years)		8 months 26 days
Measurement Input, Price Volatility [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liabilities measurement input		0.95
Dividend Yield	1.32
Measurement Input, Expected Dividend Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liabilities measurement input		0
Dividend Yield	0
Measurement Input, Risk Free Interest Rate [Member]
Fair Value Measurement Inputs and Valuation Techniques [Line Items]
Derivative liabilities measurement input		0.0039
Dividend Yield	0.0216